Income Tax - Schedule of Components of the Income Tax Provision (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Schedule of Components of the Income Tax Provision [Abstract]
Current tax	$ (1,228,789)	$ (157,800)	$ 127,968	$ 886,191
Deferred tax	719,199	92,359	(804,021)	(355,566)
Total income tax expense (benefits)	$ (509,590)	$ (65,441)	$ (676,053)	$ 530,625